Significant Balance Sheet Components - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Accrued professional services	$ 1,635	$ 714
Accrued payroll and benefits	413	304
Accrued interest expense	3	9
Other accrued expenses	494	26
Total accrued expenses and other current liabilities	$ 2,545	$ 1,053